UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  028-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

 /s/  Deborah Kaback     New York, NY     November 10, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10451                     Alkeon Capital Management, LLC
028-04503                     Ridgecrest Investment Management
028-11296                     PENN Capital Management Co, Inc

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $1,827 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FEDERAL MOGUL CORP             COM              313549404      325    22000 SH       SOLE                    22000        0        0
PROSHARES TR                   PSHS SH MDCAP400 74347R800      198     5500 SH       SOLE                     5500        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503      462    10000 SH       SOLE                    10000        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106      455    47656 SH       SOLE                    47656        0        0
VISTEON CORP                   COM NEW          92839U206      387     9000 SH       SOLE                     9000        0        0